Basis of Presentation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 1. Basis of Presentation

On April 8, 2017, Oncolix, Inc. (“Oncolix”) acquired approximately 66% of the outstanding common stock of Advanced Environmental Petroleum Producers Inc. (“AEPP”), a public entity traded on the OTC pink sheets with limited or no operating activities and no indebtedness. On August 3, 2017, Oncolix merged into a wholly-owned subsidiary of AEPP and AEPP acquired all of the outstanding equity interest of Oncolix and assumed responsibility for the issuance of equity securities under Oncolix’s options, warrants and convertible debt as described further herein. This transaction is treated as a reverse acquisition of AEPP for financial accounting and reporting purposes. As such, Oncolix is treated as the acquirer for accounting and financial reporting purposes while AEPP is treated as the acquired entity for accounting and financial reporting purposes. Accordingly, these financial statements of AEPP for are those of Oncolix and reflect the operations, cash flows and stockholders’ equity of Oncolix during the periods indicated, but do not reflect the minority interest held by the remaining shareholders of AEPP until April 2017, when Oncolix acquired control of AEPP. During September 2017, AEPP Changed its name to Oncolix, Inc.

In the reverse merger, each stockholder of Oncolix received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix (par value $0.001). In addition, each option or warrant became exercisable for 20 shares of the identical class of AEPP stock for each share of Oncolix, and the exercise price was adjusted by dividing the price per Oncolix share by 20. The shares of AEPP Common Stock owned by Oncolix were cancelled in the reverse merger. These financial statements have been adjusted to reflect the adjusted number of shares resulting from the exchange ratio in the reverse merger (the 20:1 exchange ratio), effectively a stock split for accounting purposes, and the adjustment of the par value to $0.0001. The authorized shares of capital stock are the authorized shares of AEPP.

AEPP has 950,000,000 authorized shares of Common Stock, $0.0001 par value, and 150,000,000 authorized shares of Series A Preferred Stock, $0.0001 par value.

As used in the following notes, “We,” “Us,” “Our,” “Oncolix”, or the “Company” refers to Oncolix prior to April 2017 and the combined AEPP and Oncolix subsequent to such date.